Summary Of Significant Accounting Policies (Details Narrative) (USD $)			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Computer Equipment Minimum	Sep. 30, 2012 Computer Equipment Maximum	Sep. 30, 2012 Furniture and fixtures Minimum	Sep. 30, 2012 Furniture and fixtures Maximum
Allowance for doubtful accounts	$ 91,054	$ 108,000
Estimated Useful Lives			3 years	5 years	3 years	5 years